Salaries and payroll charges (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Salaries and payroll charges
Direct remuneration and payroll charges	$ 17,404	$ 21,357
Provision for profit sharing and other payable	40,762	58,441
Salaries and payroll charges	$ 58,166	$ 79,798